SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property and Equipment	Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets as follows:

Useful life in years
Office furniture	5
Computers and equipment	3 - 5
Property and equipment, net consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Office furniture	$86	$86
Computers and equipment	3,810	1,789
Property and equipment	3,896	1,875
Less: accumulated depreciation	(1,857)	(1,122)
Total property and equipment, net	$2,039	$753

Schedule of Finite-Lived Intangible Assets	Intangible
assets consisted of the following as of December 31, 2021 and 2020, included within other non-current assets on the consolidated balance sheets.

	December 31, 2021	December 31, 2020
Assembled workforce	$700	$—
Domain names	318	318
Patents	37	37
Other intangibles	4	4
Intangible assets	1,059	359
Less: Accumulated amortization	$(213)	$(64)
Total intangible assets, net	$846	$295
The estimated useful life of the intangible assets is as follows:

Useful life in years
Assembled workforce	3
Patents	12
Other intangibles	3 - 13

Schedule of Indefinite-Lived Intangible Assets	Intangible
assets consisted of the following as of December 31, 2021 and 2020, included within other non-current assets on the consolidated balance sheets.

	December 31, 2021	December 31, 2020
Assembled workforce	$700	$—
Domain names	318	318
Patents	37	37
Other intangibles	4	4
Intangible assets	1,059	359
Less: Accumulated amortization	$(213)	$(64)
Total intangible assets, net	$846	$295

Schedule of Deferred Contract Cost
The following table represents a roll-forward of the Company’s deferred contract costs:

Balance as of January 1, 2020	$160
Additions to deferred contract costs	454
Amortization of deferred contract costs	(65)
Balance as of December 31, 2020	$549
Additions to deferred contract costs	827
Amortization of deferred contract costs	(101)
Balance as of December 31, 2021	$1,275

Schedule of Contract Assets and Contract Liabilities
Contract Assets and Contract Liabilities (Unbilled Receivables and Deferred Revenue)

	December 31, 2021	December 31, 2020
Contract assets (unbilled receivables)	$633	$—
Contract liabilities (deferred revenue)	$30,206	$15,522